Property, Plant and Equipment Additional information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 28, 2019	Dec. 29, 2018	Dec. 30, 2017
Property, Plant and Equipment [Abstract]
Depreciation	$ 708	$ 693	$ 753